Income Taxes (Details) - Schedule of Net deferred Tax Assets Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net deferred Tax Assets Liabilities [Abstract]
Net operating loss carryforward	$ 41,156	$ 40,296
Startup/organization costs	3,865
Research and development credit	1,960	2,041
Other deferred tax liabilities	(20)
Derivative instruments	(418)
Other	3,685	2,081
Less: Valuation allowance	50,228	44,418
Gross deferred tax assets (liabilities)	(50,228)	(44,418)
Net deferred tax assets (liabilities)